Consolidated Balance Sheets - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Assets
Cash (note 4)	$ 225,254	$ 132,242
Securities (note 5)	299,300	167,940
Loans, net of allowance for credit losses (note 6)	4,236,116	3,850,404
Property and equipment (note 7)	23,885	6,536
Goodwill (note 8)	12,301	5,754
Intangible assets (note 9)	12,054	2,791
Other assets (note 10)	29,574	35,943
Assets	4,838,484	4,201,610
Liabilities and Shareholders' Equity
Deposits (note 11)	4,144,673	3,533,366
Subordinated notes payable (note 12)	102,503	106,850
Other liabilities (note 13)	192,105	184,236
Liabilities	4,439,281	3,824,452
Shareholders' equity:
Share capital (note 14)	215,610	228,471
Contributed surplus	2,485	2,513
Retained earnings	181,238	146,043
Accumulated other comprehensive income	(130)	131
Equity	399,203	377,158
Equity and liabilities	$ 4,838,484	$ 4,201,610